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                            MMA PRAXIS MUTUAL FUNDS

                       SUPPLEMENT DATED DECEMBER 13, 1999
                      TO THE PROSPECTUS DATED MAY 3, 1999


With respect to the references to the MMA Praxis Money Market Fund on pages 29 and 40, references to the MMA Praxis Money Market Fund refer to the MMA Praxis Shares of the Pax World Money Market Fund, Inc., distributed by Reich & Tang Distributors, Inc.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE